Offerings	Dec. 01, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $.0001 par value per share
Maximum Aggregate Offering Price	$ 4,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.26
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act.Includes shares of Jet.AI Inc. common stock, par value $0.0001 per share (“Common Stock”), that may be issued upon the exercise of a 45-day option granted to the representative of the underwriters to cover over-allotments.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants(5)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).The registrant may issue pre-funded warrants to purchase shares of Common Stock in the offering. The proposed maximum aggregate offering price of the shares of common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of common issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares of common stock and pre-funded warrants (including the shares of common stock issuable upon exercise of the pre-funded warrants), if any, is $4,600,000 inclusive of over-allotments.